Accrued and Other Liabilities - Accrued and Other Liabilities (Detail) - EUR (€) € in Thousands		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities and Other Liabilities [Abstract]
Deferred revenue		€ 1,737,391	€ 1,268,633
Costs to be paid		333,597	411,725
Down payments from customers		606,804	647,317
Personnel related items		341,554	301,075
Derivative financial instruments		20,860	67,755
Standard warranty reserve		18,803	41,508	€ 27,475
Other		30,953	21,441
Accrued and other liabilities		3,089,962	2,759,454
Less: non-current portion of accrued and other liabilities	[1]	414,369	411,655
Current portion of accrued and other liabilities		€ 2,675,593	€ 2,347,799

[1]	The main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems and deferred revenues with respect to services.